SHAREHOLDERS' EQUITY (DEFICIT) - Warrants (Details) - Avista Public Acquisition Corp. II [Member]		9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 12, 2021 $ / shares shares	Sep. 30, 2022 Day $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares
SHAREHOLDERS' EQUITY (DEFICIT)
Months to complete initial business combination		18 months	18 months
Threshold number of business days before sending notice of redemption to warrant holders | Day		3
IPO [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Months to complete initial business combination		18 months	18 months
Number of units issued | shares	23,000,000		15,900,000
Number of warrants issued | shares	15,900,000
Share price | $ / shares		$ 10.25	$ 10.25	$ 10.25
Warrant [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Maximum period after business combination in which to file registration statement		20 days	20 days
Period of time within which registration statement is expected to become effective		60 days	60 days
Number of shares per warrant | shares		1
Share price | $ / shares		$ 11.5	$ 11.5	11.5
Warrant [Member] | IPO [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Number of units issued | shares			3,333,333
Warrant [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
SHAREHOLDERS' EQUITY (DEFICIT)
Redemption price per public warrant (in dollars per share) | $ / shares		$ 11.5
Warrant [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
SHAREHOLDERS' EQUITY (DEFICIT)
Redemption price per public warrant (in dollars per share) | $ / shares			$ 11.5
Threshold trading days for redemption of public warrants		365 days
Private Placement Warrants | IPO [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Number of units issued | shares			8,233,333
Number of warrants issued | shares	8,233,333
Share price | $ / shares	$ 10.25		$ 10.25	$ 10.25
Public Warrants
SHAREHOLDERS' EQUITY (DEFICIT)
Warrant exercise period condition two		30 days	30 days
Public warrants expiration term		5 years	5 years	5 years
Share price trigger used to measure dilution of warrant | $ / shares		$ 9.2	$ 9.2	$ 9.2
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60	60
Trading period after business combination used to measure dilution of warrant		20 days	20 days
Warrant exercise price adjustment multiple		115	115
Warrant redemption price adjustment multiple		180	180
Restrictions on transfer period of time after business combination completion		30 months	30 days
Public Warrants | IPO [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Number of units issued | shares			7,666,667
Number of warrants issued | shares	7,666,667
Number of shares per warrant | shares	1
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
SHAREHOLDERS' EQUITY (DEFICIT)
Warrant redemption condition minimum share price | $ / shares		$ 18	$ 18
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants		20 days	20 days
Threshold consecutive trading days for redemption of public warrants		30 days	30 days
Redemption period		30 days	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
SHAREHOLDERS' EQUITY (DEFICIT)
Redemption price per public warrant (in dollars per share) | $ / shares		$ 18	$ 18
Threshold trading days for redemption of public warrants			365 days
Redemption period		10 days	10 days
Share price trigger used to measure dilution of warrant | $ / shares		$ 0.5	$ 0.5	$ 0.5
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		100		100
Forward Purchase Warrants And Backstop | IPO [Member] | OmniAb
SHAREHOLDERS' EQUITY (DEFICIT)
Number of warrants issued | shares	3,333,334